Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes And Payroll Charges [Abstract]
INSS (social security contribution)	$ 84.0	$ 73.1
IRRF (withholding tax)	24.2	18.7
Taxes refinancing program	15.0	1.2
FGTS (government employee severance indemnity fund)	5.6	3.8
PIS and COFINS	4.2	3.9
IPI (manufacturing tax)	1.1	3.1
Others	6.8	7.7
Total	140.9	111.5
Current portion	70.7	43.6
Non-current portion	$ 70.2	$ 67.9